Borrowings - Disclosure of changes in borrowings (Details)	12 Months Ended
Sep. 30, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Balance, Beginning	$ 2,278,774
Accrued interest and accretion expense	465,187
Interest paid	(103,178)
Repayment of principal	(2,333,315)
Settled in equity	(287,468)
Forgivable amount	(20,000)
Balance, Ending	0
CEBA Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Balance, Beginning	78,796
Accrued interest and accretion expense	11,204
Interest paid	0
Repayment of principal	(70,000)
Settled in equity	0
Forgivable amount	(20,000)
Balance, Ending	0
March 2022 Loans [Member]
Disclosure of detailed information about borrowings [line items]
Balance, Beginning	1,764,630
Accrued interest and accretion expense	274,887
Interest paid	(39,517)
Repayment of principal	(1,988,000)
Settled in equity	(12,000)
Forgivable amount	0
Balance, Ending	0
August 2022 Loans [Member]
Disclosure of detailed information about borrowings [line items]
Balance, Beginning	435,348
Accrued interest and accretion expense	179,096
Interest paid	(63,661)
Repayment of principal	(275,315)
Settled in equity	(275,468)
Forgivable amount	0
Balance, Ending	$ 0